Expense Example - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Defense and Aerospace Portfolio - Select Defense and Aerospace Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822